Loans - Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty (Detail) ¥ in Billions	Mar. 31, 2024 JPY (¥)
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 298
Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	237
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	35
Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	278
Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	5
Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	20	[1]
30-59 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
30-59 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	[1]
60-89 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
60-89 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	[1]
90 Days or More Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4
90 Days or More Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4
90 Days or More Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
90 Days or More Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4
90 Days or More Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
90 Days or More Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
90 Days or More Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	[1]
Total Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	5
Total Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4
Total Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
Total Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	5
Total Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
Total Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
Total Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	[1]
Current
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	293
Current | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	234
Current | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	35
Current | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	273
Current | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0
Current | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	5
Current | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 20	[1]

[1]	The majority of total foreign consist of corporate.